Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about inventories [text block]

	As at December 31
(in EUR 000)	2021	2020
Work in progress	83	42
Finished goods	263	13
Total Inventory	346	55